Notes Payable (Tables)	12 Months Ended
Dec. 31, 2014
Debt Disclosure [Abstract]
Long Term Loans Principal Repayments

The following table summarizes the aggregate required repayments of the principal amounts of the Company’s long-term debts, including the notes payable and loans payable (Note 10), in the succeeding five years and thereafter:

	RMB	US$
	(In thousands)
For the years ending December 31,
2015	2,171,610	350,000
2016	930,690	150,000
2017	5,584,140	900,000
2018	6,204,600	1,000,000
2019	6,204,600	1,000,000
Thereafter	4,653,450	750,000